COMMITMENTS AND CONTINGENCIES (Details)								3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 19, 2024 USD ($)	Sep. 09, 2024 USD ($)	Apr. 22, 2024 USD ($) $ / shares shares	Apr. 21, 2024 USD ($)	Dec. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) shares $ / shares	Dec. 15, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Apr. 26, 2024 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item										3
Deferred underwriting commissions									$ 4,500,000	$ 1,500,000
Price per share | $ / shares										$ 0.25		$ 10.62
Purchase Commitment, Remaining Minimum Amount Committed									$ 300,000	$ 4,400,000
Purchase Commitment, Description										The majority of the Company’s outstanding inventory purchase orders and preauthorized commitments to procure strategic components based on the Company’s expected demand are placed with the Company’s primary third party contract manufacturer and a semiconductor supplier.
Purchase Obligation										$ 4,400,000		$ 0
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable										$ 25,000,000
Shares Issued | shares									17,482,174	17,454,353		6,143,294
Business Combination Advisory Fees	$ 1,000,000,000
Business Combination Private Placement Fee	$ 500,000,000
Duration To Pay Business Combination private placement fee	2 days
Threshold Limit For Sale Transaction Fee For Transaction Value	$ 3,000,000,000
Threshold Limit For Sale Transaction Fee For Transaction Value Percentage	1.00%
Earnout Common Stock
COMMITMENTS AND CONTINGENCIES
Shares Issued | shares										16,300,000
Sponsor [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price									$ 25,000
accrued losses [Member]
COMMITMENTS AND CONTINGENCIES
Loss Contingency, Accrual, Noncurrent									$ 1,400,000	$ 3,600,000		$ 5,400,000
Blaize Holdings, Inc. | Jefferies LLC
COMMITMENTS AND CONTINGENCIES
Advisory agreement, right of first refusal period		12 months
Maximum percentage of customary compensation offset against deferred transaction fee		25.00%
Blaize Holdings, Inc. | Maximum | Jefferies LLC
COMMITMENTS AND CONTINGENCIES
Advisory fees deferred		$ 1,000,000
Backstop Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Trust Amount Before Payment Of Expenses			$ 30,000,000,000
Backstop Subscription Agreement | Common Class A [Member]
COMMITMENTS AND CONTINGENCIES
Per Share Divided Factor Of Number Of Shares For Merger			10.00%
Backstop Subscription Agreement | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Trust Amount Before Payment Of Expenses			$ 30,000,000,000
Backstop Subscription Agreement | Subsequent Event [Member] | Common Class A [Member]
COMMITMENTS AND CONTINGENCIES
Per Share Divided Factor Of Number Of Shares For Merger			10.00%
letter agreement [Member]
COMMITMENTS AND CONTINGENCIES
Stock Forfeited During Period Share | shares			2,000,000
letter agreement [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Stock Forfeited During Period Share | shares			2,000,000
BURTECH ACQUISITION CORP [Member]
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item									3
Underwriting cash discount per unit (in percentage)							1
Underwriting fees							$ 2,875,000
Deferred underwriting discount per unit (in percentage)									3.5	3.5
Deferred underwriting commissions							$ 10,062,500		$ 10,062,500	$ 10,062,500		$ 10,062,500
Stock issued (in shares) | shares							431,250
Aggregate purchase price							$ 3,456,652
Representative shares per share | $ / shares							$ 8.02
Aggregate fair value								$ 8,758,683		8,758,683
Excise tax liability recorded									$ 2,523,150	$ 2,523,150
Percentage of beneficial ownership held									10.00%	10.00%
Percentage of aggregate reserve size under Equity Incentive Plan and ESPP			20.00%
Evergreen percentage for equity incentive plan			7.00%
Base purchase price			$ 767,000,000	$ 700,000,000
Shares considered for calculating proportionate shares | shares			325,000
BURTECH ACQUISITION CORP [Member] | EF Hutton
COMMITMENTS AND CONTINGENCIES
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
BURTECH ACQUISITION CORP [Member] | Class A common stock subject to possible redemption
COMMITMENTS AND CONTINGENCIES
Number of shares redeemed | shares					2,285,040	22,119,297
Value of shares redeemed					$ 24,539,002	$ 227,776,035
Excise tax liability recorded									$ 2,523,150	$ 2,523,150
Percentage of shares redeemed						1.00%
BURTECH ACQUISITION CORP [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Percentage of aggregate reserve size under Equity Incentive Plan and ESPP			20.00%
Evergreen percentage for equity incentive plan			7.00%
Base purchase price			$ 767,000,000	$ 700,000,000
Shares considered for calculating proportionate shares | shares			325,000
BURTECH ACQUISITION CORP [Member] | Subsequent Event [Member] | EF Hutton
COMMITMENTS AND CONTINGENCIES
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
BURTECH ACQUISITION CORP [Member] | Sponsor [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate purchase price										$ 25,000
Number of shares agreed to forfeit by sponsor to be effective immediately prior to business combination | shares			2,000,000
BURTECH ACQUISITION CORP [Member] | Sponsor [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Number of shares agreed to forfeit by sponsor to be effective immediately prior to business combination | shares			2,000,000
BURTECH ACQUISITION CORP [Member] | Lock up Agreement | Merger Agreement
COMMITMENTS AND CONTINGENCIES
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination									150 days	150 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination									30 days	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences									20 days	20 years
BURTECH ACQUISITION CORP [Member] | Lock up Agreement | Merger Agreement | Class A common stock subject to possible redemption
COMMITMENTS AND CONTINGENCIES
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares									$ 12	$ 12
BURTECH ACQUISITION CORP [Member] | Backstop Subscription Agreement
COMMITMENTS AND CONTINGENCIES
Backstop amount			$ 30,000,000
BURTECH ACQUISITION CORP [Member] | Backstop Subscription Agreement | Sponsor [Member]
COMMITMENTS AND CONTINGENCIES
Backstop amount			$ 30,000,000
Price per share | $ / shares			$ 10
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares
COMMITMENTS AND CONTINGENCIES
Maximum number of shares transferred in exchange for non-redeemed shares | shares						1,149,412
Aggregate fair value						$ 8,758,683
Fair value per share | $ / shares						$ 7.62
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares | Probability of a successful business combination
COMMITMENTS AND CONTINGENCIES
Measurement input						75
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares | Implied volatility
COMMITMENTS AND CONTINGENCIES
Measurement input						4.16
BURTECH ACQUISITION CORP [Member] | Non-Redemption Agreements | Founder Shares | Value per shares as of the valuation date
COMMITMENTS AND CONTINGENCIES
Measurement input | shares						10.24
BURTECH ACQUISITION CORP [Member] | Blaize Holdings, Inc. | Jefferies LLC
COMMITMENTS AND CONTINGENCIES
Advisory fees payable		$ 4,500,000